Prepayments and Other Receivables - Schedule of Prepayments and Other Receivables (Details) - EUR (€) € in Thousands	Jun. 30, 2024	Dec. 31, 2023
Prepayments and accrued income other than contract assets [abstract]
Prepayments	€ 577	€ 585
VAT recoverable	1,075	1,387
Trade receivables		1,473
Grant receivable	803	803
Other receivables	909	671
Prepayments and other receivables	€ 3,364	€ 4,919